PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Medical equipment	$ 96,532	$ 96,532
Computer Equipment	9,189	9,189
Furniture, fixtures and equipment	15,079	20,212
Leasehold Improvement	15,950	15,950
Total	136,750	141,883
Less: accumulated depreciation	(102,089)	(86,444)
Property and equipment, net	$ 34,661	$ 55,439